Cover	Sep. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of LadRx Corporation (the “Company”) filed with the U.S. Securities and Exchange Commission on September 11, 2023 (the “Original Form 8-K”). The sole purpose of this Amendment is to amend and restate in its entirety, Item 5.02 of the Original Form 8-K to disclose the future grant date of certain stock options to be made by the Board of Directors (the “Board”) of the Company, which was inadvertently omitted from the Original Form 8-K. No other changes have been made to the Original Form 8-K.
Document Period End Date	Sep. 06, 2023
Entity File Number	000-15327
Entity Registrant Name	LADRX CORPORATION
Entity Central Index Key	0000799698
Entity Tax Identification Number	58-1642740
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11726 San Vicente Boulevard
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90049
City Area Code	(310)
Local Phone Number	826-5648
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share Series B Junior Participating Preferred Stock Purchase Rights
Trading Symbol	LADX
Entity Emerging Growth Company	false